COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OceanPal Inc. Predecessors
Cash Flows provided by / (used in) Operating Activities:
Net income / (loss)	$ 433,460	$ (1,018,310)
Adjustments to reconcile net income/(loss) to net cash from operating activities:
Depreciation and amortization of deferred charges	1,191,889	962,135
Vessel fair value adjustment (Note 4)		(200,500)
(Increase) / Decrease in:
Accounts receivable, trade	1,002,389	234,767
Due from a related party	(222,509)	(60,553)
Inventories	38,272	5,288
Insurance claims	941,488	(7,841)
Prepaid expenses	194,952	(149,854)
Prepaid expenses and other assets		(394,242)
Increase / (Decrease) in:
Accounts payable, trade and other	147,056	9,486
Due to related parties (Note 3)	(92,350)	(169,004)
Accrued liabilities	(526,565)	570,591
Deferred revenue	235,897	(62,112)
Drydock costs	(2,743)	(271,450)
Net cash provided by / (used in) Operating Activities	3,341,236	(551,599)
Cash Flows used in Investing Activities:
Payments for vessel improvements (Note 4)	(29,477)	(719,290)
Net cash used in Investing Activities	(29,477)	(719,290)
Cash Flows provided by Financing Activities:
Parent investment/(distribution), net	(3,349,458)	1,271,586
Net cash provided by Financing Activities	(3,349,458)	1,271,586
Net increase in cash and cash equivalents	(37,699)	697
Cash and cash equivalents at beginning of the year/period	39,638	1,915
Cash and cash equivalents at end of the period	$ 1,939	$ 2,612